RELATED PARTY TRANSACTIONS (Details)				9 Months Ended	12 Months Ended
	Nov. 22, 2021 USD ($) shares	Jun. 16, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares
Related Party Transactions
Reverse stock split, conversion ratio	2
Founder Shares | Related Party
Related Party Transactions
Shares subject to forfeiture	375,000
Restrictions on transfer period of time after business combination completion					1 year
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12	$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20 days	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Founder Shares | Sponsor
Related Party Transactions
Number of shares issued	55,000		4,312,500	500,000
Aggregate purchase price | $	$ 478		$ 25,000
Aggregate number of shares owned	2,125,000
Founder Shares | Alliance Global Partners
Related Party Transactions
Number of shares transferred		1,207,500
Value of shares transferred | $		$ 7,000
Number of Shares Sold Back to Sponsor	55,000
Value of Shares Sold Back to Sponsor | $	$ 478
Aggregate number of shares owned	750,000
Shares subject to forfeiture	375,000